Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents (Notes 1 and 22)	¥ 362,101	¥ 401,395
Short-term investments (Notes 2 and 22)	10,905	3,377
Trade receivables (Note 3)	636,803	522,432
Inventories (Note 4)	808,312	650,568
Current lease receivables (Notes 1 and 6)	137,038	121,324
Prepaid expenses and other current assets (Notes 15, 18 and 22)	215,990	193,165
Allowance for credit losses (Notes 3 and 6)	(15,235)	(13,916)
Total current assets	2,155,914	1,878,345
Noncurrent receivables (Note 20)	12,996	16,388
Investments (Notes 2 and 22)	65,128	60,967
Property, plant and equipment, net (Note 5)	1,035,065	1,041,403
Operating lease right-of-use assets (Note 19)	117,843	95,791
Intangible assets, net (Notes 7 and 8)	280,995	301,793
Goodwill (Notes 7 and 8)	972,626	953,850
Noncurrent lease receivables (Notes 1 and 6)	279,332	225,300
Other assets (Notes 11 and 12)	179,297	179,420
Allowance for credit losses (Note 6)	(3,666)	(2,369)
Total assets	5,095,530	4,750,888
Current liabilities:
Short-term loans and current portion of long-term debt (Notes 9 and 21)	296,384	44,891
Short term loans related to financial services	41,200	42,300
Other short-term loans and current portion of long-term debt	255,184	2,591
Trade payables (Note 10)	355,930	338,604
Accrued income taxes (Note 12)	48,414	43,081
Accrued expenses (Notes 11 and 20)	365,847	323,929
Current operating lease liabilities (Note 19)	33,281	30,945
Other current liabilities (Notes 5, 15, 18 and 22)	265,497	279,383
Total current liabilities	1,365,353	1,060,833
Long-term debt, excluding current portion of long-term debt (Notes 9 and 21)	2,417	179,750
Accrued pension and severance cost (Note 11)	189,215	248,467
Noncurrent operating lease liabilities (Note 19)	85,331	65,385
Other noncurrent liabilities (Notes 12 and 15)	104,184	98,024
Total liabilities	1,746,500	1,652,459
Canon Inc. shareholders' equity:
Common stock Authorized 3,000,000,000 shares; issued 1,333,763,464 shares in 2022 and 2021	174,762	174,762
Additional paid-in capital (Note 13)	404,838	403,119
Legal reserve (Note 13)	64,509	68,015
Retained earnings (Note 13)	3,664,735	3,538,037
Accumulated other comprehensive income (loss) (Note 14)	62,623	(151,794)
Treasury stock, at cost; 318,250,096 shares in 2022 and 287,991,705 shares in 2021	(1,258,362)	(1,158,366)
Total Canon Inc. shareholders' equity	3,113,105	2,873,773
Noncontrolling interests	235,925	224,656
Total equity	3,349,030	3,098,429
Total liabilities and equity	¥ 5,095,530	¥ 4,750,888